Restricted Assets - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of restricted assets [line items]
Restricted assets	$ 7,196,829	$ 12,327,799	$ 7,722,301